Retirement benefits (Details) - Schedule of consolidated financial statements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation
Projected benefit obligation at the beginning	$ 230,588	$ 205,139
Interest costs	11,676	10,174
Service costs	52,170	49,243
Actuarial gain	(31,227)	(14,553)
Benefits paid	(6,602)	(14,634)
Effect of exchange rate changes	(23,827)	(4,781)
Projected benefit obligation at the end	232,778	230,588
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities (recorded under accrued expenses and other current liabilities)	44,493	44,277
Non-current liabilities (recorded under other liabilities)	188,285	186,311
Unfunded amount recognized	$ 232,778	$ 230,588